NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VA Separate Account -B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account -B (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
194,497 shares (cost $5,908,870)	$5,733,781
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
5,227 shares (cost $135,926)	156,349
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
40,447 shares (cost $207,755)	277,466
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
11,106 shares (cost $380,341)	363,281
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
7,208 shares (cost $39,995)	38,058
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
782 shares (cost $2,885)	4,045
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
9,588 shares (cost $478,789)	360,909
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
210 shares (cost $8,753)	7,869
Emerging Markets Debt Portfolio - Class I (MSEM)
4,838 shares (cost $37,971)	40,208
U.S. Real Estate Portfolio - Class I (MSVRE)
118,330 shares (cost $1,447,929)	1,605,740
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
116,808 shares (cost $1,631,351)	1,635,313
NVIT Emerging Markets Fund - Class III (GEM3)
147,953 shares (cost $1,744,814)	1,500,240
NVIT International Equity Fund - Class III (GIG3)
178,440 shares (cost $1,684,430)	1,429,308
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,545 shares (cost $13,273)	12,034
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
116 shares (cost $1,268)	1,154
NVIT Core Bond Fund - Class I (NVCBD1)
340,459 shares (cost $3,620,042)	3,707,600
NVIT Fund - Class I (TRF)
102,050 shares (cost $954,337)	923,553
NVIT Government Bond Fund - Class I (GBF)
222,119 shares (cost $2,657,638)	2,649,885
American Century NVIT Growth Fund - Class I (CAF)
28,075 shares (cost $323,299)	386,315
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
18,531 shares (cost $197,327)	162,144
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
38,405 shares (cost $373,425)	391,732
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
59,004 shares (cost $565,289)	609,507
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
42,705 shares (cost $420,120)	425,771
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
49,743 shares (cost $480,308)	516,825
NVIT Mid Cap Index Fund - Class I (MCIF)
161,308 shares (cost $2,664,886)	2,830,959
NVIT Money Market Fund - Class I (SAM)
4,285,532 shares (cost $4,285,532)	4,285,532
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
19,637 shares (cost $174,369)	171,630

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
21,731 shares (cost $262,445)	181,237
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
47,515 shares (cost $445,811)	443,319
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
16,105 shares (cost $142,715)	129,807
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
5,293 shares (cost $56,500)	53,931
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
9,525 shares (cost $91,939)	94,584
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,523 shares (cost $245,071)	237,972
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
240,046 shares (cost $1,800,244)	2,371,659
NVIT Multi-Manager Small Company Fund - Class I (SCF)
92,116 shares (cost $1,122,294)	1,563,211
NVIT Multi-Sector Bond Fund - Class I (MSBF)
169,236 shares (cost $1,473,589)	1,467,276
NVIT Large Cap Growth Fund - Class I (NVOLG1)
417,357 shares (cost $6,326,693)	6,130,976
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
35,047 shares (cost $409,379)	340,308
NVIT Real Estate Fund - Class I (NVRE1)
11,043 shares (cost $100,074)	100,046
VP Balanced Fund - Class I (ACVB)
150,861 shares (cost $923,994)	982,106
VP Capital Appreciation Fund - Class I (ACVCA)
32,361 shares (cost $408,916)	427,813
VP Income & Growth Fund - Class I (ACVIG)
75,736 shares (cost $429,609)	465,019
VP Inflation Protection Fund - Class II (ACVIP2)
69,885 shares (cost $783,274)	821,144
VP International Fund - Class I (ACVI)
59,533 shares (cost $452,560)	442,332
VP International Fund - Class III (ACVI3)
29,235 shares (cost $218,306)	217,219
VP Ultra(R) Fund - Class I (ACVU1)
3,713 shares (cost $36,918)	35,195
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
12,864 shares (cost $151,394)	156,560
Appreciation Portfolio - Initial Shares (DCAP)
59,913 shares (cost $2,042,395)	2,276,685
Growth and Income Portfolio - Initial Shares (DGI)
11,283 shares (cost $176,922)	213,920
Quality Bond Fund II - Primary Shares (FQB)
54,300 shares (cost $603,136)	608,699
Equity-Income Portfolio - Initial Class (FEIP)
281,221 shares (cost $6,382,698)	5,256,025
High Income Portfolio - Initial Class (FHIP)
820,383 shares (cost $4,653,583)	4,421,864
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
171,569 shares (cost $2,395,569)	2,367,656
VIP Fund - Growth Portfolio - Initial Class (FGP)
66,654 shares (cost $2,463,848)	2,458,884

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
281,394 shares (cost $3,644,425)	3,618,721
VIP Fund - Overseas Portfolio - Initial Class (FOP)
33,958 shares (cost $560,008)	462,842
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
30,461 shares (cost $411,651)	414,276
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
23,738 shares (cost $187,238)	207,941
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
129,635 shares (cost $1,457,691)	1,398,766
Growth Portfolio - I Class Shares (AMTG)
18,306 shares (cost $311,445)	339,948
Guardian Portfolio - I Class Shares (AMGP)
15,027 shares (cost $270,920)	274,844
Partners Portfolio - I Class Shares (AMTP)
109,719 shares (cost $1,299,968)	1,096,090
Socially Responsive Portfolio - I Class Shares (AMSRS)
5,026 shares (cost $77,404)	72,128
Balanced Fund/VA - Non-Service Shares (OVMS)
73,497 shares (cost $992,615)	830,514
Core Bond Fund/VA - Non-Service Shares (OVB)
174,353 shares (cost $1,748,408)	1,373,904
Global Securities Fund/VA - Class 3 (OVGS3)
45,279 shares (cost $1,277,449)	1,251,957
Global Securities Fund/VA - Non-Service Shares (OVGS)
62,170 shares (cost $1,469,526)	1,707,179
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
8,965 shares (cost $196,536)	185,663
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
4,188 shares (cost $192,921)	197,086
Health Sciences Portfolio - II (TRHS2)
2,853 shares (cost $45,235)	45,784
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
132,173 shares (cost $1,434,919)	1,547,747
VIP Trust - Global Bond Fund: Initial Class (VWBF)
11,946 shares (cost $137,813)	139,885
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
14,724 shares (cost $166,552)	152,979
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
9,969 shares (cost $132,640)	103,677
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
26,292 shares (cost $834,167)	809,262
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
13,556 shares (cost $363,249)	416,843
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
22,567 shares (cost $413,369)	482,260
Advantage VT Opportunity Fund - Class 2 (SVOF)
109,296 shares (cost $2,091,003)	1,899,569

Total Investments	$83,522,520

Accounts Payable	(176)

$83,522,344

Contract Owners’ Equity:
Accumulation units	83,513,008
Contracts in payout (annuitization) period (note 1f)	9,336

Total Contract Owners’ Equity (note 5)	$83,522,344

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	DSIF	DSRG	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2
Reinvested dividends	$1,676,315	109,320	1,606	3,832	1,650	-	-	2,941
Mortality and expense risk charges (note 2)	(1,321,792)	(88,704)	(2,600)	(4,186)	(7,930)	(1,176)	(61)	(8,571)

Net investment income (loss)	354,523	20,616	(994)	(354)	(6,280)	(1,176)	(61)	(5,630)

Realized gain (loss) on investments	1,102,893	(10,496)	18,806	8,986	35,298	15,438	24	(34,217)
Change in unrealized gain (loss) on investments	(3,803,285)	(18,595)	(16,906)	(5,984)	(68,147)	(19,144)	(408)	(201,220)

Net gain (loss) on investments	(2,700,392)	(29,091)	1,900	3,002	(32,849)	(3,706)	(384)	(235,437)

Reinvested capital gains	328,605	42,824	-	-	-	-	-	7,837

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,017,264)	34,349	906	2,648	(39,129)	(4,882)	(445)	(233,230)

Investment Activity:	JAIGS	MSEM	MSVRE	NVAMV1	GEM3	GIG3	NVNMO1	NVNSR1
Reinvested dividends	$39	1,466	14,693	28,205	12,684	20,313	82	9
Mortality and expense risk charges (note 2)	(147)	(584)	(25,594)	(24,745)	(23,403)	(21,291)	(206)	(78)

Net investment income (loss)	(108)	882	(10,901)	3,460	(10,719)	(978)	(124)	(69)

Realized gain (loss) on investments	71	(75)	(391,244)	9,769	(3,967)	(103,371)	(21)	481
Change in unrealized gain (loss) on investments	(3,993)	915	481,232	(26,110)	(385,843)	(81,813)	(1,864)	(275)

Net gain (loss) on investments	(3,922)	840	89,988	(16,341)	(389,810)	(185,184)	(1,885)	206

Reinvested capital gains	102	457	-	4,202	-	-	114	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,928)	2,179	79,087	(8,679)	(400,529)	(186,162)	(1,895)	137

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$110,070	11,357	72,852	2,472	3,111	8,638	16,260	8,204
Mortality and expense risk charges (note 2)	(49,547)	(14,484)	(36,835)	(6,307)	(2,425)	(5,200)	(10,905)	(5,750)

Net investment income (loss)	60,523	(3,127)	36,017	(3,835)	686	3,438	5,355	2,454

Realized gain (loss) on investments	1,841	26,488	(21,838)	35,381	(960)	(543)	(35,475)	(2,024)
Change in unrealized gain (loss) on investments	127,068	(30,884)	102,100	(38,865)	(9,588)	824	21,203	(14,511)

Net gain (loss) on investments	128,909	(4,396)	80,262	(3,484)	(10,548)	281	(14,272)	(16,535)

Reinvested capital gains	-	-	7,246	-	-	1,387	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$189,432	(7,523)	123,525	(7,319)	(9,862)	5,106	(8,917)	(14,081)

Investment Activity:	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$12,903	24,763	2	1,608	4,040	34	1,659	-
Mortality and expense risk charges (note 2)	(8,113)	(45,604)	(55,140)	(587)	(3,500)	(3,045)	(2,297)	(1,710)

Net investment income (loss)	4,790	(20,841)	(55,138)	1,021	540	(3,011)	(638)	(1,710)

Realized gain (loss) on investments	12,333	(69,968)	-	461	(63,234)	7,083	3,323	27,206
Change in unrealized gain (loss) on investments	(15,650)	(112,525)	-	(7,229)	27,868	(16,668)	(14,965)	(32,787)

Net gain (loss) on investments	(3,317)	(182,493)	-	(6,768)	(35,366)	(9,585)	(11,642)	(5,581)

Reinvested capital gains	-	46,809	-	-	-	-	4,896	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,473	(156,525)	(55,138)	(5,747)	(34,826)	(12,596)	(7,384)	(7,291)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVOLG1	EIF2	NVRE1
Reinvested dividends	$849	-	11,464	10,124	50,197	48,075	4,223	1,003
Mortality and expense risk charges (note 2)	(1,568)	(2,866)	(36,742)	(28,740)	(17,653)	(106,152)	(5,578)	(1,638)

Net investment income (loss)	(719)	(2,866)	(25,278)	(18,616)	32,544	(58,077)	(1,355)	(635)

Realized gain (loss) on investments	923	348,148	(5,710)	(123,513)	(7,197)	61,025	(12,008)	4,739
Change in unrealized gain (loss) on investments	(5,194)	(294,934)	(157,349)	38,717	25,783	(225,032)	(1,336)	1,176

Net gain (loss) on investments	(4,271)	53,214	(163,059)	(84,796)	18,586	(164,007)	(13,344)	5,915

Reinvested capital gains	422	-	-	-	-	24,348	-	534

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,568)	50,348	(188,337)	(103,412)	51,130	(197,736)	(14,699)	5,814

Investment Activity:	ACVB	ACVCA	ACVIG	ACVIP2	ACVI	ACVI3	ACVU1	DVSCS
Reinvested dividends	$18,601	-	7,671	30,192	7,689	3,960	-	1,634
Mortality and expense risk charges (note 2)	(14,116)	(8,007)	(7,230)	(11,060)	(7,893)	(4,089)	(1,843)	(4,060)

Net investment income (loss)	4,485	(8,007)	441	19,132	(204)	(129)	(1,843)	(2,426)

Realized gain (loss) on investments	(21,005)	(8,077)	(31,745)	72,218	51,707	(18,901)	31,699	188,995
Change in unrealized gain (loss) on investments	54,436	(30,399)	37,622	(20,621)	(123,589)	(19,290)	(22,304)	(171,407)

Net gain (loss) on investments	33,431	(38,476)	5,877	51,597	(71,882)	(38,191)	9,395	17,588

Reinvested capital gains	-	-	-	7,763	-	-	-	653

Net increase (decrease) in contract owners’ equity resulting from operations	$37,916	(46,483)	6,318	78,492	(72,086)	(38,320)	7,552	15,815

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	DCAP	DGI	FQB	FEIP	FHIP	FAMP	FGP	FIGBS
Reinvested dividends	$37,822	3,246	38,568	137,025	307,963	49,371	9,638	114,412
Mortality and expense risk charges (note 2)	(30,259)	(3,852)	(10,769)	(84,167)	(70,168)	(38,213)	(40,308)	(54,116)

Net investment income (loss)	7,563	(606)	27,799	52,858	237,795	11,158	(30,670)	60,296

Realized gain (loss) on investments	120,276	(12,739)	62,225	(607,393)	461,677	53,746	119,046	285,440
Change in unrealized gain (loss) on investments	(7,082)	3,300	(78,375)	579,923	(598,008)	(173,946)	(128,383)	(283,680)

Net gain (loss) on investments	113,194	(9,439)	(16,150)	(27,470)	(136,331)	(120,200)	(9,337)	1,760

Reinvested capital gains	-	-	-	-	-	12,061	9,518	119,230

Net increase (decrease) in contract owners’ equity resulting from operations	$120,757	(10,045)	11,649	25,388	101,464	(96,981)	(30,489)	181,286

Investment Activity:	FOP	FOPR	FVSS	AMTB	AMTG	AMGP	AMTP	AMSRS
Reinvested dividends	$7,684	6,896	2,069	56,860	-	1,366	-	266
Mortality and expense risk charges (note 2)	(8,635)	(11,254)	(6,353)	(20,500)	(5,940)	(4,681)	(19,133)	(1,474)

Net investment income (loss)	(951)	(4,358)	(4,284)	36,360	(5,940)	(3,315)	(19,133)	(1,208)

Realized gain (loss) on investments	9,204	(16,008)	700,776	(53,007)	56,634	20,163	(281,135)	(3,681)
Change in unrealized gain (loss) on investments	(119,677)	(77,513)	(666,693)	1,726	(54,409)	(26,871)	138,788	(7,614)

Net gain (loss) on investments	(110,473)	(93,521)	34,083	(51,281)	2,225	(6,708)	(142,347)	(11,295)

Reinvested capital gains	1,158	1,980	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(110,266)	(95,899)	29,799	(14,921)	(3,715)	(10,023)	(161,480)	(12,503)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	OVMS	OVB	OVGS3	OVGS	OVGI	OVAG	TRHS2	VWBFR
Reinvested dividends	$22,182	85,941	19,105	25,318	1,589	-	-	19,317
Mortality and expense risk charges (note 2)	(13,771)	(20,234)	(21,493)	(28,495)	(2,737)	(3,027)	(410)	(19,735)

Net investment income (loss)	8,411	65,707	(2,388)	(3,177)	(1,148)	(3,027)	(410)	(418)

Realized gain (loss) on investments	(109,524)	(121,388)	(50,289)	94,986	(77)	27,955	(7,571)	(2,417)
Change in unrealized gain (loss) on investments	85,812	146,730	(89,003)	(273,740)	(1,228)	(25,046)	548	103,697

Net gain (loss) on investments	(23,712)	25,342	(139,292)	(178,754)	(1,305)	2,909	(7,023)	101,280

Reinvested capital gains	-	-	-	-	-	-	-	4,925

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,301)	91,049	(141,680)	(181,931)	(2,453)	(118)	(7,433)	105,787

Investment Activity:	VWBF	VWEMR	VWEM	VWHAR	VWHA	SVDF	SVOF	NVAGF6
Reinvested dividends	$10,635	3,025	1,344	13,917	6,133	-	3,112	3,992
Mortality and expense risk charges (note 2)	(2,001)	(3,389)	(1,892)	(15,136)	(7,369)	(7,998)	(31,771)	(273)

Net investment income (loss)	8,634	(364)	(548)	(1,219)	(1,236)	(7,998)	(28,659)	3,719

Realized gain (loss) on investments	(351)	57,561	(644)	236,274	27,699	41,456	2,020	(9,028)
Change in unrealized gain (loss) on investments	(2,297)	(118,899)	(36,839)	(404,928)	(121,617)	(48,354)	(124,208)	384

Net gain (loss) on investments	(2,648)	(61,338)	(37,483)	(168,654)	(93,918)	(6,898)	(122,188)	(8,644)

Reinvested capital gains	2,711	-	-	14,972	6,567	-	-	5,889

Net increase (decrease) in contract owners’ equity resulting from operations	$8,697	(61,702)	(38,031)	(154,901)	(88,587)	(14,896)	(150,847)	964

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	CSIEF3	GEF3	WSCP
Reinvested dividends	$13,949	46	3,029
Mortality and expense risk charges (note 2)	(5,382)	(47)	(6,850)

Net investment income (loss)	8,567	(1)	(3,821)

Realized gain (loss) on investments	(29,649)	209	33,593
Change in unrealized gain (loss) on investments	(52,434)	(356)	(66,508)

Net gain (loss) on investments	(82,083)	(147)	(32,915)

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,516)	(148)	(36,736)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSIF		DSRG		JPMMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$354,523	354,848	20,616	21,083	(994)	(1,027)	(354)	(615)
Realized gain (loss) on investments	1,102,893	(4,005,600)	(10,496)	(50,494)	18,806	10,293	8,986	11,035
Change in unrealized gain (loss) on investments	(3,803,285)	14,712,164	(18,595)	764,654	(16,906)	20,974	(5,984)	39,172
Reinvested capital gains	328,605	258,877	42,824	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,017,264)	11,320,289	34,349	735,243	906	30,240	2,648	49,592

Equity transactions:
Purchase payments received from contract owners (note 3)	1,330,485	1,535,172	197,685	46,635	-	-	680	1,500
Transfers between funds	-	-	(250,922)	180,133	(6,033)	989	(14,968)	84,809
Redemptions (note 3)	(11,818,840)	(10,969,397)	(807,309)	(663,402)	(66,426)	(78,373)	(3,889)	(426)
Annuity benefits	(871)	(837)	(66)	(61)	-	-	-	-
Adjustments to maintain reserves	(315)	49,338	(6)	102	(15)	(8)	(8)	6

Net equity transactions	(10,489,541)	(9,385,724)	(860,618)	(436,593)	(72,474)	(77,392)	(18,185)	85,889

Net change in contract owners’ equity	(12,506,805)	1,934,565	(826,269)	298,650	(71,568)	(47,152)	(15,537)	135,481
Contract owners’ equity beginning of period	96,029,149	94,094,584	6,560,041	6,261,391	227,906	275,058	293,003	157,522

Contract owners’ equity end of period	$83,522,344	96,029,149	5,733,772	6,560,041	156,338	227,906	277,466	293,003

CHANGES IN UNITS:
Beginning units	5,878,803	6,069,733	329,697	356,144	14,102	19,258	20,589	13,468
Units purchased	2,362,973	2,456,470	43,664	47,339	1,096	85	47	9,017
Units redeemed	(3,023,232)	(2,647,400)	(86,351)	(73,786)	(5,469)	(5,241)	(1,271)	(1,896)

Ending units	5,218,544	5,878,803	287,010	329,697	9,729	14,102	19,365	20,589

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JACAS		JAGTS2		JAGTS		JAIGS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,280)	(3,730)	(1,176)	(1,367)	(61)	(81)	(5,630)	(3,295)
Realized gain (loss) on investments	35,298	14,300	15,438	9,846	24	585	(34,217)	(28,647)
Change in unrealized gain (loss) on investments	(68,147)	1,611	(19,144)	8,908	(408)	96	(201,220)	104,831
Reinvested capital gains	-	-	-	-	-	-	7,837	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,129)	12,181	(4,882)	17,387	(445)	600	(233,230)	72,889

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	35,225	-	-	2,731	-
Transfers between funds	48,808	86,148	(76,990)	13,549	-	-	237,301	55,662
Redemptions (note 3)	(10,970)	(29,624)	(853)	(4,843)	-	(3,514)	(24,674)	(66,541)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	-	(17)	6	(4)	(3)	24	(8)

Net equity transactions	37,833	56,524	(77,860)	43,937	(4)	(3,517)	215,382	(10,887)

Net change in contract owners’ equity	(1,296)	68,705	(82,742)	61,324	(449)	(2,917)	(17,848)	62,002
Contract owners’ equity beginning of period	364,577	295,872	120,790	59,466	4,497	7,414	378,767	316,765

Contract owners’ equity end of period	$363,281	364,577	38,048	120,790	4,048	4,497	360,919	378,767

CHANGES IN UNITS:
Beginning units	39,652	33,768	8,043	4,860	887	1,794	12,989	13,385
Units purchased	62,899	16,024	766	7,469	-	-	24,200	3,513
Units redeemed	(59,469)	(10,140)	(5,989)	(4,286)	-	(907)	(18,631)	(3,909)

Ending units	43,082	39,652	2,820	8,043	887	887	18,558	12,989

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS		MSEM		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(108)	(230)	882	1,195	(10,901)	11,638	3,460	1,250
Realized gain (loss) on investments	71	11,856	(75)	(169)	(391,244)	(315,029)	9,769	2,060
Change in unrealized gain (loss) on investments	(3,993)	(6,133)	915	2,519	481,232	743,113	(26,110)	30,090
Reinvested capital gains	102	-	457	-	-	-	4,202	3,909

Net increase (decrease) in contract owners’ equity resulting from operations	(3,928)	5,493	2,179	3,545	79,087	439,722	(8,679)	37,309

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	11,316	6,786	852	-
Transfers between funds	-	-	(1,811)	-	(36,741)	(28,471)	(85,959)	1,838,127
Redemptions (note 3)	-	(17,694)	-	(5,623)	(315,674)	(194,513)	(142,546)	(3,855)
Annuity benefits	-	-	-	-	-	-	(33)	-
Adjustments to maintain reserves	(2)	(10)	(10)	2	(10)	3	37	61

Net equity transactions	(2)	(17,704)	(1,821)	(5,621)	(341,109)	(216,195)	(227,649)	1,834,333

Net change in contract owners’ equity	(3,930)	(12,211)	358	(2,076)	(262,022)	223,527	(236,328)	1,871,642
Contract owners’ equity beginning of period	11,795	24,006	39,855	41,931	1,867,744	1,644,217	1,871,642	-

Contract owners’ equity end of period	$7,865	11,795	40,213	39,855	1,605,722	1,867,744	1,635,314	1,871,642

CHANGES IN UNITS:
Beginning units	721	1,808	1,747	1,989	44,615	50,304	134,493	-
Units purchased	-	-	-	-	609	1,427	1,310	144,647
Units redeemed	-	(1,087)	(75)	(242)	(8,480)	(7,116)	(17,334)	(10,154)

Ending units	721	721	1,672	1,747	36,744	44,615	118,469	134,493

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM3		GIG3		NVNMO1		NVNSR1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(10,719)	(10,489)	(978)	(3,607)	(124)	(359)	(69)	(8)
Realized gain (loss) on investments	(3,967)	(177,134)	(103,371)	(38,303)	(21)	2,227	481	215
Change in unrealized gain (loss) on investments	(385,843)	280,914	(81,813)	140,298	(1,864)	(625)	(275)	161
Reinvested capital gains	-	-	-	-	114	1,483	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(400,529)	93,291	(186,162)	98,388	(1,895)	2,726	137	368

Equity transactions:
Purchase payments received from contract owners (note 3)	(3)	-	-	-	-	-	-	-
Transfers between funds	1,192,654	(112,257)	694,542	611	-	(12,104)	(191)	2,034
Redemptions (note 3)	(76,788)	(17,015)	(64,916)	(6,169)	(1,265)	(4,651)	-	(1,192)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	4	(2)	4	(2)	(5)	(1)	(3)

Net equity transactions	1,115,867	(129,268)	629,624	(5,554)	(1,267)	(16,760)	(192)	839

Net change in contract owners’ equity	715,338	(35,977)	443,462	92,834	(3,162)	(14,034)	(55)	1,207
Contract owners’ equity beginning of period	784,896	820,873	985,847	893,013	15,191	29,225	1,207	-

Contract owners’ equity end of period	$1,500,234	784,896	1,429,309	985,847	12,029	15,191	1,152	1,207

CHANGES IN UNITS:
Beginning units	27,896	33,415	52,907	53,498	1,001	2,194	80	-
Units purchased	49,783	2,996	41,210	1,480	-	492	1,572	161
Units redeemed	(7,965)	(8,515)	(7,862)	(2,071)	(91)	(1,685)	(1,572)	(81)

Ending units	69,714	27,896	86,255	52,907	910	1,001	80	80

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCBD1		TRF		GBF		CAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$60,523	16,409	(3,127)	(4,188)	36,017	51,795	(3,835)	(3,229)
Realized gain (loss) on investments	1,841	17,654	26,488	(1,288)	(21,838)	63,907	35,381	14,333
Change in unrealized gain (loss) on investments	127,068	(36,423)	(30,884)	113,770	102,100	(115,176)	(38,865)	57,341
Reinvested capital gains	-	10,342	-	-	7,246	121,605	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	189,432	7,982	(7,523)	108,294	123,525	122,131	(7,319)	68,445

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,290	-	1,610	16,183	1,018	-
Transfers between funds	2,385,199	1,147,652	2,568	33,872	(465,322)	(215,694)	2,585	62,983
Redemptions (note 3)	(89,779)	(268,551)	(137,459)	(37,145)	(244,479)	(378,378)	(71,162)	(54,989)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	1	(13)	5	(28)	(21)	(6)	(1)

Net equity transactions	2,295,415	879,102	(120,614)	(3,268)	(708,219)	(577,910)	(67,565)	7,993

Net change in contract owners’ equity	2,484,847	887,084	(128,137)	105,026	(584,694)	(455,779)	(74,884)	76,438
Contract owners’ equity beginning of period	1,222,752	335,668	1,051,686	946,660	3,234,570	3,690,349	461,196	384,758

Contract owners’ equity end of period	$3,707,599	1,222,752	923,549	1,051,686	2,649,876	3,234,570	386,312	461,196

CHANGES IN UNITS:
Beginning units	110,873	32,112	61,532	61,926	179,265	211,199	36,619	35,903
Units purchased	258,469	115,454	2,072	3,826	53,241	27,130	2,605	5,859
Units redeemed	(49,327)	(36,693)	(9,064)	(4,220)	(93,570)	(59,064)	(7,884)	(5,143)

Ending units	320,015	110,873	54,540	61,532	138,936	179,265	31,340	36,619

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$686	444	3,438	2,617	5,355	4,282	2,454	2,047
Realized gain (loss) on investments	(960)	(17,418)	(543)	(2,249)	(35,475)	(68,506)	(2,024)	(73,004)
Change in unrealized gain (loss) on investments	(9,588)	36,171	824	13,040	21,203	130,766	(14,511)	112,784
Reinvested capital gains	-	-	1,387	977	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,862)	19,197	5,106	14,385	(8,917)	66,542	(14,081)	41,827

Equity transactions:
Purchase payments received from contract owners (note 3)	-	92,432	-	-	-	39,666	-	-
Transfers between funds	19,312	(32,905)	60,405	40,419	(5,321)	(18,325)	106,525	(148,490)
Redemptions (note 3)	-	(92,432)	(4,712)	(56,028)	(154,925)	(182,508)	(9,914)	(25,237)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	(7)	(3)	1	(15)	(4)	10	(9)

Net equity transactions	19,303	(32,912)	55,690	(15,608)	(160,261)	(161,171)	96,621	(173,736)

Net change in contract owners’ equity	9,441	(13,715)	60,796	(1,223)	(169,178)	(94,629)	82,540	(131,909)
Contract owners’ equity beginning of period	152,700	166,415	330,940	332,163	778,674	873,303	343,239	475,148

Contract owners’ equity end of period	$162,141	152,700	391,736	330,940	609,496	778,674	425,779	343,239

CHANGES IN UNITS:
Beginning units	11,283	13,891	26,479	27,735	58,681	71,937	25,294	38,936
Units purchased	1,371	7,423	6,049	3,271	5,831	7,672	7,946	2,037
Units redeemed	-	(10,031)	(1,630)	(4,527)	(17,886)	(20,928)	(712)	(15,679)

Ending units	12,654	11,283	30,898	26,479	46,626	58,681	32,528	25,294

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,790	3,787	(20,841)	(4,912)	(55,138)	(72,244)	1,021	(327)
Realized gain (loss) on investments	12,333	13,246	(69,968)	(143,912)	-	-	461	1,065
Change in unrealized gain (loss) on investments	(15,650)	19,633	(112,525)	654,566	-	-	(7,229)	3,532
Reinvested capital gains	-	-	46,809	2,696	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,473	36,666	(156,525)	508,438	(55,138)	(72,244)	(5,747)	4,270

Equity transactions:
Purchase payments received from contract owners (note 3)	-	540	134	52,968	83,082	296,081	-	-
Transfers between funds	2,940	311,872	490,858	(24,331)	1,777,724	(441,132)	145,594	-
Redemptions (note 3)	(46,958)	(93,461)	(158,135)	(223,072)	(1,370,260)	(908,403)	(1,955)	(15,134)
Annuity benefits	-	-	(42)	(37)	(40)	(42)	-	-
Adjustments to maintain reserves	-	(2)	(8)	28	(5)	10	3	(4)

Net equity transactions	(44,018)	218,949	332,807	(194,444)	490,501	(1,053,486)	143,642	(15,138)

Net change in contract owners’ equity	(42,545)	255,615	176,282	313,994	435,363	(1,125,730)	137,895	(10,868)
Contract owners’ equity beginning of period	559,372	303,757	2,654,665	2,340,671	3,850,173	4,975,903	33,738	44,606

Contract owners’ equity end of period	$516,827	559,372	2,830,947	2,654,665	4,285,536	3,850,173	171,633	33,738

CHANGES IN UNITS:
Beginning units	42,830	24,873	155,826	170,884	304,018	387,220	2,233	3,318
Units purchased	847	25,319	57,465	16,331	679,520	495,726	11,192	-
Units redeemed	(4,335)	(7,362)	(40,269)	(31,389)	(640,169)	(578,928)	(707)	(1,085)

Ending units	39,342	42,830	173,022	155,826	343,369	304,018	12,718	2,233

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIV3		NVMLG1		NVMLV1		NVMMG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$540	1,824	(3,011)	(2,298)	(638)	(954)	(1,710)	(1,739)
Realized gain (loss) on investments	(63,234)	(72,798)	7,083	(1,938)	3,323	(5,627)	27,206	10,618
Change in unrealized gain (loss) on investments	27,868	81,998	(16,668)	13,179	(14,965)	2,057	(32,787)	19,338
Reinvested capital gains	-	-	-	8,823	4,896	6,960	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,826)	11,024	(12,596)	17,766	(7,384)	2,436	(7,291)	28,217

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(5)	-	-	1	-
Transfers between funds	(10,636)	(3,358)	267,660	241,927	(31,572)	252,671	(49,955)	46,948
Redemptions (note 3)	(73,889)	(70,319)	(62,592)	(34,780)	(43,874)	(42,460)	(53,852)	(22,030)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	(3)	(12)	1	1	(7)	(4)	10

Net equity transactions	(84,534)	(73,680)	205,056	207,143	(75,445)	210,204	(103,810)	24,928

Net change in contract owners’ equity	(119,360)	(62,656)	192,460	224,909	(82,829)	212,640	(111,101)	53,145
Contract owners’ equity beginning of period	300,592	363,248	250,859	25,950	212,640	-	165,027	111,882

Contract owners’ equity end of period	$181,232	300,592	443,319	250,859	129,811	212,640	53,926	165,027

CHANGES IN UNITS:
Beginning units	19,198	24,260	17,536	2,065	20,420	-	10,742	9,102
Units purchased	181	128	20,448	21,233	-	27,039	2,761	4,845
Units redeemed	(5,378)	(5,190)	(5,598)	(5,762)	(6,988)	(6,619)	(9,784)	(3,205)

Ending units	14,001	19,198	32,386	17,536	13,432	20,420	3,719	10,742

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMV2		SCGF		SCVF		SCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(719)	(28)	(2,866)	(9,159)	(25,278)	(17,703)	(18,616)	(29,361)
Realized gain (loss) on investments	923	5,008	348,148	13,615	(5,710)	(112,479)	(123,513)	(230,093)
Change in unrealized gain (loss) on investments	(5,194)	6,558	(294,934)	134,199	(157,349)	590,469	38,717	781,970
Reinvested capital gains	422	4,949	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,568)	16,487	50,348	138,655	(188,337)	460,287	(103,412)	522,516

Equity transactions:
Purchase payments received from contract owners (note 3)	680	1,500	-	-	522	183	11,051	-
Transfers between funds	(10,167)	64,350	(559,211)	43,672	462,627	(8,931)	(726,935)	(122,514)
Redemptions (note 3)	(2,556)	-	(21,425)	(3,506)	(188,666)	(100,155)	(280,360)	(187,264)
Annuity benefits	-	-	-	-	(34)	(31)	(38)	(34)
Adjustments to maintain reserves	5	(10)	(4)	(1)	1	10	12	(1)

Net equity transactions	(12,038)	65,840	(580,640)	40,165	274,450	(108,924)	(996,270)	(309,813)

Net change in contract owners’ equity	(16,606)	82,327	(530,292)	178,820	86,113	351,363	(1,099,682)	212,703
Contract owners’ equity beginning of period	111,192	28,865	768,265	589,445	2,285,550	1,934,187	2,662,885	2,450,182

Contract owners’ equity end of period	$94,586	111,192	237,973	768,265	2,371,663	2,285,550	1,563,203	2,662,885

CHANGES IN UNITS:
Beginning units	7,332	2,244	116,392	110,403	107,164	113,153	83,294	94,654
Units purchased	45	6,714	41,286	13,091	32,927	7,763	7,470	4,348
Units redeemed	(898)	(1,626)	(120,857)	(7,102)	(21,226)	(13,752)	(38,234)	(15,708)

Ending units	6,479	7,332	36,821	116,392	118,865	107,164	52,530	83,294

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSBF		NVOLG1		EIF2		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$32,544	79,945	(58,077)	(7,463)	(1,355)	(880)	(635)	603
Realized gain (loss) on investments	(7,197)	211,400	61,025	3,193	(12,008)	(28,589)	4,739	505
Change in unrealized gain (loss) on investments	25,783	(133,132)	(225,032)	28,791	(1,336)	79,088	1,176	(1,085)
Reinvested capital gains	-	-	24,348	2,423	-	-	534	7,532

Net increase (decrease) in contract owners’ equity resulting from operations	51,130	158,213	(197,736)	26,944	(14,699)	49,619	5,814	7,555

Equity transactions:
Purchase payments received from contract owners (note 3)	676	17,843	180,088	-	-	250	-	-
Transfers between funds	22,858	119,173	(1,723,267)	8,944,602	(774)	(70,016)	(5,396)	85,274
Redemptions (note 3)	(152,963)	(277,345)	(1,032,563)	(93,502)	(31,307)	(11,829)	(2,247)	(1,915)
Annuity benefits	-	-	(99)	-	-	-	-	-
Adjustments to maintain reserves	(5)	(15)	41	150	-	7	3	(2)

Net equity transactions	(129,434)	(140,344)	(2,575,800)	8,851,250	(32,081)	(81,588)	(7,640)	83,357

Net change in contract owners’ equity	(78,304)	17,869	(2,773,536)	8,878,194	(46,780)	(31,969)	(1,826)	90,912
Contract owners’ equity beginning of period	1,545,581	1,527,712	8,904,513	26,319	387,084	419,053	101,878	10,966

Contract owners’ equity end of period	$1,467,277	1,545,581	6,130,977	8,904,513	340,304	387,084	100,052	101,878

CHANGES IN UNITS:
Beginning units	101,187	109,002	642,030	2,035	34,477	42,466	5,409	747
Units purchased	251,837	204,606	18,558	661,639	2,823	732	3,087	7,877
Units redeemed	(260,677)	(212,421)	(201,814)	(21,644)	(5,740)	(8,721)	(3,435)	(3,215)

Ending units	92,347	101,187	458,774	642,030	31,560	34,477	5,061	5,409

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVB		ACVCA		ACVIG		ACVIP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,485	4,047	(8,007)	(6,710)	441	75	19,132	3,854
Realized gain (loss) on investments	(21,005)	(37,651)	(8,077)	(30,907)	(31,745)	(71,041)	72,218	31,704
Change in unrealized gain (loss) on investments	54,436	120,093	(30,399)	158,559	37,622	136,691	(20,621)	19,015
Reinvested capital gains	-	-	-	-	-	-	7,763	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,916	86,489	(46,483)	120,942	6,318	65,725	78,492	54,573

Equity transactions:
Purchase payments received from contract owners (note 3)	30,006	46,495	923	-	-	18,656	-	11,211
Transfers between funds	39,780	122,717	(63,066)	94,488	25,875	(84,498)	(77,799)	(461,554)
Redemptions (note 3)	(147,021)	(136,445)	(42,624)	(105,570)	(89,173)	(140,978)	(107,993)	(285,317)
Annuity benefits	-	-	-	-	-	-	(151)	(148)
Adjustments to maintain reserves	11	(8)	(2)	7	(19)	18	21	379

Net equity transactions	(77,224)	32,759	(104,769)	(11,075)	(63,317)	(206,802)	(185,922)	(735,429)

Net change in contract owners’ equity	(39,308)	119,248	(151,252)	109,867	(56,999)	(141,077)	(107,430)	(680,856)
Contract owners’ equity beginning of period	1,021,422	902,174	579,066	469,199	522,008	663,085	928,573	1,609,429

Contract owners’ equity end of period	$982,114	1,021,422	427,814	579,066	465,009	522,008	821,143	928,573

CHANGES IN UNITS:
Beginning units	56,577	54,977	30,079	31,535	46,761	66,819	73,682	132,396
Units purchased	9,293	10,728	1,876	5,674	3,154	1,974	40,483	8,994
Units redeemed	(13,467)	(9,128)	(7,837)	(7,130)	(8,923)	(22,032)	(55,017)	(67,708)

Ending units	52,403	56,577	24,118	30,079	40,992	46,761	59,148	73,682

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVI		ACVI3		ACVU1		ACVV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(204)	5,665	(129)	3,367	(1,843)	(1,093)	-	3,311
Realized gain (loss) on investments	51,707	22,757	(18,901)	(49,160)	31,699	(3,776)	-	(526,112)
Change in unrealized gain (loss) on investments	(123,589)	40,883	(19,290)	74,012	(22,304)	27,513	-	703,423
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,086)	69,305	(38,320)	28,219	7,552	22,644	-	180,622

Equity transactions:
Purchase payments received from contract owners (note 3)	1,364	-	-	21,454	-	70,450	-	6,562
Transfers between funds	(24,797)	(40,902)	(10,566)	12,950	(163,946)	69,760	-	(1,982,318)
Redemptions (note 3)	(79,177)	(68,451)	(43,471)	(57,608)	(25,140)	-	-	(227,820)
Annuity benefits	-	-	-	-	-	-	-	(31)
Adjustments to maintain reserves	(12)	17	(4)	(221)	-	1	-	(55)

Net equity transactions	(102,622)	(109,336)	(54,041)	(23,425)	(189,086)	140,211	-	(2,203,662)

Net change in contract owners’ equity	(174,708)	(40,031)	(92,361)	4,794	(181,534)	162,855	-	(2,023,040)
Contract owners’ equity beginning of period	617,035	657,066	309,578	304,784	216,733	53,878	-	2,023,040

Contract owners’ equity end of period	$442,327	617,035	217,217	309,578	35,199	216,733	-	-

CHANGES IN UNITS:
Beginning units	31,331	37,251	21,647	23,795	20,264	5,763	-	103,282
Units purchased	-	-	1,413	6,890	4,067	15,778	-	2,804
Units redeemed	(5,421)	(5,920)	(5,538)	(9,038)	(21,027)	(1,277)	-	(106,086)

Ending units	25,910	31,331	17,522	21,647	3,304	20,264	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DGI		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,426)	(5,323)	7,563	6,848	(606)	(1,221)	27,799	24,882
Realized gain (loss) on investments	188,995	(36,743)	120,276	(3,190)	(12,739)	(3,717)	62,225	2,386
Change in unrealized gain (loss) on investments	(171,407)	169,152	(7,082)	120,092	3,300	57,596	(78,375)	21,858
Reinvested capital gains	653	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,815	127,086	120,757	123,750	(10,045)	52,658	11,649	49,126

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,627	2,585	-	-	1,561	7,012
Transfers between funds	(458,190)	939	1,185,374	(6,669)	(4,983)	(49,015)	9,977	58,156
Redemptions (note 3)	(73,558)	(16,182)	(50,078)	(89,090)	(91,284)	(73,080)	(184,856)	(35,694)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(9)	(13)	17	(26)	72	(7)	4

Net equity transactions	(531,740)	(15,252)	1,136,910	(93,157)	(96,293)	(122,023)	(173,325)	29,478

Net change in contract owners’ equity	(515,925)	111,834	1,257,667	30,593	(106,338)	(69,365)	(161,676)	78,604
Contract owners’ equity beginning of period	672,487	560,653	1,019,020	988,427	320,244	389,609	770,380	691,776

Contract owners’ equity end of period	$156,562	672,487	2,276,687	1,019,020	213,906	320,244	608,704	770,380

CHANGES IN UNITS:
Beginning units	44,704	46,216	67,291	74,180	24,097	34,268	55,514	53,306
Units purchased	5,826	4,211	97,381	5,260	330	1,531	33,384	5,365
Units redeemed	(40,029)	(5,723)	(24,733)	(12,149)	(7,624)	(11,702)	(45,379)	(3,157)

Ending units	10,501	44,704	139,939	67,291	16,803	24,097	43,519	55,514

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEIP		FHIP		FAMP		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$52,858	20,198	237,795	319,627	11,158	6,482	-	(108,453)
Realized gain (loss) on investments	(607,393)	(415,073)	461,677	601,186	53,746	31,073	-	(2,044,902)
Change in unrealized gain (loss) on investments	579,923	1,210,890	(598,008)	(470,333)	(173,946)	274,062	-	3,188,184
Reinvested capital gains	-	-	-	-	12,061	13,795	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,388	816,015	101,464	450,480	(96,981)	325,412	-	1,034,829

Equity transactions:
Purchase payments received from contract owners (note 3)	414,535	33,500	101,944	60,032	-	5,088	-	122,279
Transfers between funds	(905,159)	(272,067)	(406,317)	(108,761)	7,341	(106,345)	-	(8,859,111)
Redemptions (note 3)	(1,002,153)	(554,175)	(463,670)	(355,573)	(382,089)	(174,175)	-	(913,006)
Annuity benefits	(80)	(73)	-	-	-	-	-	(91)
Adjustments to maintain reserves	(18)	167	(18)	4	(18)	20	-	48,416

Net equity transactions	(1,492,875)	(792,648)	(768,061)	(404,298)	(374,766)	(275,412)	-	(9,601,513)

Net change in contract owners’ equity	(1,467,487)	23,367	(666,597)	46,182	(471,747)	50,000	-	(8,566,684)
Contract owners’ equity beginning of period	6,723,496	6,700,129	5,088,464	5,042,282	2,839,394	2,789,394	-	8,566,684

Contract owners’ equity end of period	$5,256,009	6,723,496	4,421,867	5,088,464	2,367,647	2,839,394	-	-

CHANGES IN UNITS:
Beginning units	358,202	405,082	328,000	364,592	144,318	159,653	-	331,029
Units purchased	31,855	11,280	103,470	153,757	2,855	8,143	-	21,549
Units redeemed	(108,665)	(58,160)	(153,462)	(190,349)	(21,857)	(23,478)	-	(352,578)

Ending units	281,392	358,202	278,008	328,000	125,316	144,318	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGOP		FGP		FIGBS		FOP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(7,886)	(30,670)	(30,280)	60,296	112,993	(951)	(246)
Realized gain (loss) on investments	-	170,663	119,046	4,345	285,440	124,588	9,204	6,063
Change in unrealized gain (loss) on investments	-	(43,520)	(128,383)	551,843	(283,680)	36,377	(119,677)	60,358
Reinvested capital gains	-	-	9,518	8,558	119,230	61,241	1,158	1,168

Net increase (decrease) in contract owners’ equity resulting from operations	-	119,257	(30,489)	534,466	181,286	335,199	(110,266)	67,343

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	81,521	23,929	69,537	268,779	-	-
Transfers between funds	-	(657,978)	(11,666)	(19,334)	(1,602,942)	752,147	-	(8,680)
Redemptions (note 3)	-	(27,633)	(420,869)	(200,102)	(501,554)	(1,298,770)	(76,337)	(48,091)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	3	(13)	18	(5)	(12)	(5)	(2)

Net equity transactions	-	(685,608)	(351,027)	(195,489)	(2,034,964)	(277,856)	(76,342)	(56,773)

Net change in contract owners’ equity	-	(566,351)	(381,516)	338,977	(1,853,678)	57,343	(186,608)	10,570
Contract owners’ equity beginning of period	-	566,351	2,840,388	2,501,411	5,472,392	5,415,049	649,453	638,883

Contract owners’ equity end of period	$-	-	2,458,872	2,840,388	3,618,714	5,472,392	462,845	649,453

CHANGES IN UNITS:
Beginning units	-	66,345	156,626	168,796	429,903	451,425	37,043	40,622
Units purchased	-	1,808	11,979	3,876	102,891	134,413	-	-
Units redeemed	-	(68,153)	(31,303)	(16,046)	(263,737)	(155,935)	(4,705)	(3,579)

Ending units	-	-	137,302	156,626	269,057	429,903	32,338	37,043

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOPR		FVSS		AMTB		AMTG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,358)	281	(4,284)	(13,044)	36,360	63,540	(5,940)	(5,936)
Realized gain (loss) on investments	(16,008)	(164,737)	700,776	28,986	(53,007)	(74,408)	56,634	10,185
Change in unrealized gain (loss) on investments	(77,513)	272,455	(666,693)	263,315	1,726	79,510	(54,409)	105,811
Reinvested capital gains	1,980	1,994	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(95,899)	109,993	29,799	279,257	(14,921)	68,642	(3,715)	110,060

Equity transactions:
Purchase payments received from contract owners (note 3)	929	-	-	-	-	-	788	-
Transfers between funds	(541,289)	95,809	(1,235,729)	(65,060)	155,215	56,601	(13,965)	17,099
Redemptions (note 3)	(77,489)	(123,990)	(32,958)	(5,126)	(238,288)	(416,660)	(128,888)	(25,924)
Annuity benefits	(56)	(52)	-	-	(232)	(237)	-	-
Adjustments to maintain reserves	5	(14)	(2)	(9)	9	21	(13)	10

Net equity transactions	(617,900)	(28,247)	(1,268,689)	(70,195)	(83,296)	(360,275)	(142,078)	(8,815)

Net change in contract owners’ equity	(713,799)	81,746	(1,238,890)	209,062	(98,217)	(291,633)	(145,793)	101,245
Contract owners’ equity beginning of period	1,128,072	1,046,326	1,446,837	1,237,775	1,496,975	1,788,608	485,739	384,494

Contract owners’ equity end of period	$414,273	1,128,072	207,947	1,446,837	1,398,758	1,496,975	339,946	485,739

CHANGES IN UNITS:
Beginning units	75,902	78,451	99,423	105,999	109,906	136,286	25,553	26,180
Units purchased	1,732	17,699	4,118	2,683	18,869	17,326	1,350	1,057
Units redeemed	(43,519)	(20,248)	(87,635)	(9,259)	(24,868)	(43,706)	(8,718)	(1,684)

Ending units	34,115	75,902	15,906	99,423	103,907	109,906	18,185	25,553

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMGP		AMTP		AMSRS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,315)	(2,260)	(19,133)	(11,025)	(1,208)	(609)	8,411	(583)
Realized gain (loss) on investments	20,163	2,845	(281,135)	(312,512)	(3,681)	(5,165)	(109,524)	(40,133)
Change in unrealized gain (loss) on investments	(26,871)	36,197	138,788	504,767	(7,614)	15,879	85,812	139,810
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,023)	36,782	(161,480)	181,230	(12,503)	10,105	(15,301)	99,094

Equity transactions:
Purchase payments received from contract owners (note 3)	680	-	17,637	25,459	-	-	72,403	50,718
Transfers between funds	2,482	188,859	(15,364)	(27,737)	49,509	39,929	(142,342)	22,304
Redemptions (note 3)	(119,289)	(35,270)	(198,137)	(181,457)	(35,651)	(40,613)	(61,797)	(37,788)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	8	5	(6)	-	(3)	(13)	(3)

Net equity transactions	(116,138)	153,597	(195,859)	(183,741)	13,858	(687)	(131,749)	35,231

Net change in contract owners’ equity	(126,161)	190,379	(357,339)	(2,511)	1,355	9,418	(147,050)	134,325
Contract owners’ equity beginning of period	401,004	210,625	1,453,429	1,455,940	70,771	61,353	977,559	843,234

Contract owners’ equity end of period	$274,843	401,004	1,096,090	1,453,429	72,126	70,771	830,509	977,559

CHANGES IN UNITS:
Beginning units	31,373	19,328	66,744	76,213	5,360	5,626	61,659	59,185
Units purchased	845	15,234	2,447	1,997	9,246	3,088	4,711	7,448
Units redeemed	(9,738)	(3,189)	(11,573)	(11,466)	(8,887)	(3,354)	(13,597)	(4,974)

Ending units	22,480	31,373	57,618	66,744	5,719	5,360	52,773	61,659

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGR		OVB		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(6,375)	65,707	7,258	(2,388)	102	(3,177)	(819)
Realized gain (loss) on investments	-	42,928	(121,388)	(138,457)	(50,289)	(73,643)	94,986	100,602
Change in unrealized gain (loss) on investments	-	11	146,730	270,308	(89,003)	260,769	(273,740)	159,205
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	36,564	91,049	139,109	(141,680)	187,228	(181,931)	258,988

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,181	428	3,416	12,434	-	-
Transfers between funds	-	(582,036)	50,304	(101,212)	13,850	(7,781)	(6,086)	(71,914)
Redemptions (note 3)	-	(39,479)	(215,621)	(124,568)	(214,003)	(115,935)	(174,368)	(164,331)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(4)	(5)	(14)	(17)	48	(31)	77

Net equity transactions	-	(621,519)	(164,141)	(225,366)	(196,754)	(111,234)	(180,485)	(236,168)

Net change in contract owners’ equity	-	(584,955)	(73,092)	(86,257)	(338,434)	75,994	(362,416)	22,820
Contract owners’ equity beginning of period	-	584,955	1,446,992	1,533,249	1,590,379	1,514,385	2,069,600	2,046,780

Contract owners’ equity end of period	$-	-	1,373,900	1,446,992	1,251,945	1,590,379	1,707,184	2,069,600

CHANGES IN UNITS:
Beginning units	-	41,808	127,332	148,144	74,993	81,617	60,054	67,877
Units purchased	-	31	6,708	3,929	7,625	9,482	-	-
Units redeemed	-	(41,839)	(20,733)	(24,741)	(17,316)	(16,106)	(5,244)	(7,823)

Ending units	-	-	113,307	127,332	65,302	74,993	54,810	60,054

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGI		OVAG		TRHS2		VWBFR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,148)	(645)	(3,027)	(1,736)	(410)	-	(418)	6,773
Realized gain (loss) on investments	(77)	(331)	27,955	(13,968)	(7,571)	-	(2,417)	(527)
Change in unrealized gain (loss) on investments	(1,228)	22,830	(25,046)	48,621	548	-	103,697	4,005
Reinvested capital gains	-	-	-	-	-	-	4,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,453)	21,854	(118)	32,917	(7,433)	-	105,787	10,251

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(12,355)	50,805	12,791	61,037	53,218	-	1,233,780	602
Redemptions (note 3)	(4,386)	(7,937)	(10,271)	(6,016)	-	-	(33,170)	(38,313)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	1	(1)	16	(4)	-	(17)	(3)

Net equity transactions	(16,746)	42,869	2,519	55,037	53,214	-	1,200,593	(37,714)

Net change in contract owners’ equity	(19,199)	64,723	2,401	87,954	45,781	-	1,306,380	(27,463)
Contract owners’ equity beginning of period	204,863	140,140	194,685	106,731	-	-	241,358	268,821

Contract owners’ equity end of period	$185,664	204,863	197,086	194,685	45,781	-	1,547,738	241,358

CHANGES IN UNITS:
Beginning units	22,398	17,532	36,791	25,337	-	-	17,822	20,774
Units purchased	1,142	5,837	21,720	21,375	13,495	-	97,501	4,233
Units redeemed	(2,940)	(971)	(21,129)	(9,921)	(9,500)	-	(8,088)	(7,185)

Ending units	20,600	22,398	37,382	36,791	3,995	-	107,235	17,822

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWBF		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,634	2,952	(364)	(2,534)	(548)	(1,113)	(1,219)	(10,795)
Realized gain (loss) on investments	(351)	(207)	57,561	(23,895)	(644)	(12,744)	236,274	(45,095)
Change in unrealized gain (loss) on investments	(2,297)	4,039	(118,899)	93,127	(36,839)	43,240	(404,928)	295,861
Reinvested capital gains	2,711	-	-	-	-	-	14,972	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,697	6,784	(61,702)	66,698	(38,031)	29,383	(154,901)	239,971

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	923	13,164	-	-	3,653	41,538
Transfers between funds	-	-	(27,514)	(31,619)	-	(15,051)	(40,306)	(30,536)
Redemptions (note 3)	(2,275)	(13,642)	(85,576)	(17,309)	(5,388)	(7,251)	(233,480)	(150,247)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	3	(1)	24	12	(1)	(26)	38

Net equity transactions	(2,279)	(13,639)	(112,168)	(35,740)	(5,376)	(22,303)	(270,159)	(139,207)

Net change in contract owners’ equity	6,418	(6,855)	(173,870)	30,958	(43,407)	7,080	(425,060)	100,764
Contract owners’ equity beginning of period	133,462	140,317	326,858	295,900	147,085	140,005	1,234,302	1,133,538

Contract owners’ equity end of period	$139,880	133,462	152,988	326,858	103,678	147,085	809,242	1,234,302

CHANGES IN UNITS:
Beginning units	7,536	8,293	11,718	13,264	5,916	7,039	35,875	41,969
Units purchased	-	-	1,912	2,773	-	-	9,007	15,529
Units redeemed	(125)	(757)	(6,134)	(4,319)	(219)	(1,123)	(16,334)	(21,623)

Ending units	7,411	7,536	7,496	11,718	5,697	5,916	28,548	35,875

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		SVDF		SVOF		NVAGF6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,236)	(4,985)	(7,998)	(5,999)	(28,659)	(14,076)	3,719	632
Realized gain (loss) on investments	27,699	13,471	41,456	14,816	2,020	(18,050)	(9,028)	(223)
Change in unrealized gain (loss) on investments	(121,617)	110,503	(48,354)	114,140	(124,208)	440,609	384	(184)
Reinvested capital gains	6,567	-	-	-	-	-	5,889	422

Net increase (decrease) in contract owners’ equity resulting from operations	(88,587)	118,989	(14,896)	122,957	(150,847)	408,483	964	647

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	7,358	34,327	-	-
Transfers between funds	-	-	26,444	43,994	(40,342)	71,843	(18,015)	12,625
Redemptions (note 3)	(40,175)	(19,856)	(37,350)	(34,703)	(226,227)	(151,118)	-	(34)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(17)	32	10	1	(6)	12	(2)	4

Net equity transactions	(40,192)	(19,824)	(10,896)	9,292	(259,217)	(44,936)	(18,017)	12,595

Net change in contract owners’ equity	(128,779)	99,165	(25,792)	132,249	(410,064)	363,547	(17,053)	13,242
Contract owners’ equity beginning of period	545,614	446,449	508,060	375,811	2,309,627	1,946,080	17,053	3,811

Contract owners’ equity end of period	$416,835	545,614	482,268	508,060	1,899,563	2,309,627	-	17,053

CHANGES IN UNITS:
Beginning units	15,326	15,973	20,229	19,988	75,723	77,817	1,420	337
Units purchased	-	-	3,964	2,086	320	4,028	9,114	1,615
Units redeemed	(1,106)	(647)	(4,791)	(1,845)	(9,158)	(6,122)	(10,534)	(532)

Ending units	14,220	15,326	19,402	20,229	66,885	75,723	-	1,420

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CSIEF3		GEF3		WSCP		GVGFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,567	(6,120)	(1)	(9)	(3,821)	(7,539)	-	(37)
Realized gain (loss) on investments	(29,649)	3,614	209	(7)	33,593	15,029	-	612
Change in unrealized gain (loss) on investments	(52,434)	47,568	(356)	597	(66,508)	61,818	-	366
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,516)	45,062	(148)	581	(36,736)	69,308	-	941

Equity transactions:
Purchase payments received from contract owners (note 3)	-	33,708	-	-	12,086	17,577	-	-
Transfers between funds	(396,706)	(17,490)	(6,603)	3,292	(497,882)	(10,382)	-	(41,069)
Redemptions (note 3)	(20,756)	(65,172)	(345)	-	(90,563)	(57,533)	-	(974)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	1	13	(10)	(8)	-	-	(2)

Net equity transactions	(417,461)	(48,953)	(6,935)	3,282	(576,367)	(50,338)	-	(42,045)

Net change in contract owners’ equity	(490,977)	(3,891)	(7,083)	3,863	(613,103)	18,970	-	(41,104)
Contract owners’ equity beginning of period	490,977	494,868	7,083	3,220	613,103	594,133	-	41,104

Contract owners’ equity end of period	$-	490,977	-	7,083	-	613,103	-	-

CHANGES IN UNITS:
Beginning units	43,947	48,993	480	239	49,751	54,383	-	3,300
Units purchased	-	5,412	-	241	1,703	1,594	-	1,579
Units redeemed	(43,947)	(10,458)	(480)	-	(51,454)	(6,226)	-	(4,879)

Ending units	-	43,947	-	480	-	49,751	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGU		GVGHS		GVUSL		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	727	-	(266)	-	(207)	-	(101)
Realized gain (loss) on investments	-	(113,905)	-	(12,765)	-	(13,666)	-	6,523
Change in unrealized gain (loss) on investments	-	104,748	-	15,014	-	16,388	-	(6,314)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(8,430)	-	1,983	-	2,515	-	108

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	(203,589)	-	(163,333)	-	(60,144)	-	(30,421)
Redemptions (note 3)	-	-	-	(309)	-	(263)	-	(537)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	1	-	(4)	-	(9)	-	1

Net equity transactions	-	(203,588)	-	(163,646)	-	(60,416)	-	(30,957)

Net change in contract owners’ equity	-	(212,018)	-	(161,663)	-	(57,901)	-	(30,849)
Contract owners’ equity beginning of period	-	212,018	-	161,663	-	57,901	-	30,849

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	13,237	-	13,075	-	5,366	-	2,849
Units purchased	-	656	-	696	-	94	-	-
Units redeemed	-	(13,893)	-	(13,771)	-	(5,460)	-	(2,849)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUGL
	2011	2010
Investment activity:
Net investment income (loss)	$-	(367)
Realized gain (loss) on investments	-	(2,550)
Change in unrealized gain (loss) on investments	-	6,386
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,469

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	(78,299)
Redemptions (note 3)	-	(1,404)
Annuity benefits	-	-
Adjustments to maintain reserves	-	(1)

Net equity transactions	-	(79,704)

Net change in contract owners’ equity	-	(76,235)
Contract owners’ equity beginning of period	-	76,235

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	5,972
Units purchased	-	-
Units redeemed	-	(5,972)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)*

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Partners Portfolio - I Class Shares (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Class R1 (VWBFR)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At	December 31, 2011 contract owners were not invested in this fund.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $63,964 and $564,140, respectively, and total transfers from the Account to the fixed account were $52,066 and $516,548, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed accountare included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $61,193 and $183,866 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$83,522,520	$0	$0	$83,522,520

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$1,113,579	$1,910,740
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		20,886	94,346
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)		4,464	23,004
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)		568,397	536,844
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)		11,659	90,685
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)		-	66
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)		645,624	428,066
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		141	152
Emerging Markets Debt Portfolio - Class I (MSEM)		1,922	2,399
U.S. Real Estate Portfolio - Class I (MSVRE)		27,851	379,867
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		47,652	267,617
NVIT Emerging Markets Fund - Class III (GEM3)		1,326,035	220,896
NVIT International Equity Fund - Class III (GIG3)		792,672	164,026
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)		197	1,474
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)		25,009	25,270
NVIT Core Bond Fund - Class I (NVCBD1)		2,761,110	405,171
NVIT Fund - Class I (TRF)		46,404	170,146
NVIT Government Bond Fund - Class I (GBF)		1,057,335	1,722,277
American Century NVIT Growth Fund - Class I (CAF)		33,512	104,916
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		22,416	2,425
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)		86,314	25,801
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		93,668	248,565
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		114,453	15,395
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)		24,047	63,278
NVIT Mid Cap Index Fund - Class I (MCIF)		1,018,116	659,344
NVIT Money Market Fund - Class I (SAM)		7,704,215	7,268,851
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		154,774	10,116
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)		6,719	90,709
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		287,017	84,992
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)		6,555	77,764
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		42,001	147,525
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		1,933	14,278
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		278,776	862,286
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		701,728	452,565
NVIT Multi-Manager Small Company Fund - Class I (SCF)		223,082	1,237,986
NVIT Multi-Sector Bond Fund - Class I (MSBF)		4,013,797	4,110,689
NVIT Large Cap Growth Fund - Class I (NVOLG1)		312,554	2,921,953
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)		37,485	70,923
NVIT Real Estate Fund - Class I (NVRE1)		62,638	70,388
VP Balanced Fund - Class I (ACVB)		187,115	259,877
VP Capital Appreciation Fund - Class I (ACVCA)		35,994	148,784
VP Income & Growth Fund - Class I (ACVIG)		43,764	106,634
VP Inflation Protection Fund - Class II (ACVIP2)		564,901	723,882
VP International Fund - Class I (ACVI)		111,282	214,107
VP International Fund - Class III (ACVI3)		23,101	77,273
VP Ultra(R) Fund - Class I (ACVU1)		45,441	236,375
VP Value Fund - Class I (ACVV)		4	695
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		89,672	623,205
Appreciation Portfolio - Initial Shares (DCAP)		1,621,864	477,386
Growth and Income Portfolio - Initial Shares (DGI)		6,650	103,531
Quality Bond Fund II - Primary Shares (FQB)		499,086	644,615
Equity-Income Portfolio - Initial Class (FEIP)		735,983	2,175,985
High Income Portfolio - Initial Class (FHIP)		1,861,330	2,391,591
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)		115,376	466,917
VIP Fund - Contrafund Portfolio - Initial Class (FCP)		-	178
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)		-	4
VIP Fund - Growth Portfolio - Initial Class (FGP)		227,994	600,174
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)		1,517,270	3,372,712
VIP Fund - Overseas Portfolio - Initial Class (FOP)		8,842	84,981
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)		30,037	650,320
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		63,253	1,336,238
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)		310,911	357,831
Growth Portfolio - I Class Shares (AMTG)		25,840	173,858
Guardian Portfolio - I Class Shares (AMGP)		11,721	131,169
Partners Portfolio - I Class Shares (AMTP)		40,980	255,986
Socially Responsive Portfolio - I Class Shares (AMSRS)		95,027	82,378
Balanced Fund/VA - Non-Service Shares (OVMS)		99,276	222,608
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		-	30
Core Bond Fund/VA - Non-Service Shares (OVB)		153,259	251,696
Global Securities Fund/VA - Class 3 (OVGS3)		172,273	371,408
Global Securities Fund/VA - Non-Service Shares (OVGS)		28,936	212,570
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		11,884	29,777
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)		120,005	120,516
Health Sciences Portfolio - II (TRHS2)		158,840	106,033
VIP Trust - Global Bond Fund: Class R1 (VWBFR)		1,309,648	104,536
VIP Trust - Global Bond Fund: Initial Class (VWBF)		13,346	4,286
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)		52,646	165,181
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		3,131	9,070
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)		312,733	569,118
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		12,701	47,546
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		104,924	123,837
Advantage VT Opportunity Fund - Class 2 (SVOF)		8,684	296,559
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)		120,272	128,680
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)		13,949	422,848
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)		46	6,998
U.S. Equity Flex I Portfolio(obsolete) (WSCP)		21,816	602,007

	Total	$34,668,544	$44,475,785

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	1.45%	287,010	$19.975105	$5,733,055	1.78%	0.40%
2010	1.45%	329,697	19.894837	6,559,268	1.83%	13.17%
2009	1.45%	356,144	17.578947	6,260,654	2.09%	24.50%
2008	1.45%	392,968	14.119369	5,548,460	1.98%	-38.05%
2007	1.45%	532,637	22.793282	12,140,545	1.68%	3.72%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.45%	9,729	16.070945	156,338	0.89%	-0.56%
2010	1.45%	14,102	16.161247	227,906	1.03%	13.15%
2009	1.45%	19,258	14.282755	275,058	0.98%	31.82%
2008	1.45%	20,684	10.835344	224,118	0.75%	-35.38%
2007	1.45%	25,661	16.767038	430,259	0.58%	6.21%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	1.45%	19,365	14.328229	277,466	1.32%	0.68%
2010	1.45%	20,589	14.231083	293,003	1.24%	21.67%
2009	1.45%	13,468	11.696896	157,522	0.00%	24.86%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	1.45%	43,082	8.432327	363,281	0.31%	-8.29%
2010	1.45%	39,652	9.194406	364,577	0.23%	4.94%
2009	1.45%	33,768	8.761897	295,872	0.02%	43.90%
2008	1.45%	29,450	6.088939	179,319	0.01%	-45.12%
2007	1.45%	26,221	11.094806	290,917	0.17%	34.64%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	1.45%	2,820	13.496933	38,048	0.00%	-10.13%
2010	1.45%	8,043	15.018055	120,790	0.00%	22.71%
2009	1.45%	4,860	12.238335	59,466	0.00%	54.82%
2008	1.45%	2,151	7.905032	17,004	0.03%	-44.71%
2007	1.45%	5,722	14.297680	81,811	0.42%	19.98%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	1.45%	887	4.558562	4,048	0.00%	-9.98%
2010	1.45%	887	5.063929	4,497	0.00%	22.59%
2009	1.45%	1,794	4.130634	7,414	0.00%	54.62%
2008	1.45%	3,288	2.671442	8,784	0.09%	-44.79%
2007	1.45%	4,946	4.838333	23,930	0.31%	19.92%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	1.45%	18,558	19.447118	360,919	0.51%	-33.32%
2010	1.45%	12,989	29.162799	378,767	0.56%	23.22%
2009	1.45%	13,385	23.667446	316,765	0.38%	76.48%
2008	1.45%	16,314	13.411091	218,789	2.97%	-52.90%
2007	1.45%	33,972	28.476500	967,404	0.42%	26.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	1.45%	721	10.908627	7,865	0.38%	-33.32%
2010	1.45%	721	16.359247	11,795	0.58%	23.21%
2009	1.45%	1,808	13.277923	24,006	0.42%	76.48%
2008	1.45%	1,808	7.523916	13,603	2.59%	-52.92%
2007	1.45%	3,247	15.982281	51,894	0.47%	26.15%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	1.45%	1,672	24.050900	40,213	3.64%	5.49%
2010	1.45%	1,747	22.800296	39,855	4.30%	8.15%
2009	1.45%	1,989	21.081294	41,931	7.73%	28.32%
2008	1.45%	2,800	16.428423	46,000	7.54%	-16.21%
2007	1.45%	3,929	19.606620	77,034	7.10%	4.98%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.45%	36,744	43.700250	1,605,722	0.82%	4.39%
2010	1.45%	44,615	41.863604	1,867,744	2.14%	28.08%
2009	1.45%	50,304	32.685613	1,644,217	3.26%	26.49%
2008	1.45%	62,410	25.840126	1,612,682	3.38%	-38.80%
2007	1.45%	75,537	42.221432	3,189,280	1.17%	-18.28%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	1.45%	118,469	$13.800679	$1,634,953	1.64%	-0.81%
2010	1.45%	134,493	13.913344	1,871,248	0.15%	11.82%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	1.45%	69,714	21.519831	1,500,234	0.79%	-23.52%
2010	1.45%	27,896	28.136524	784,896	0.07%	14.53%
2009	1.45%	33,415	24.566755	820,873	1.17%	61.11%
2008	1.45%	57,308	15.247993	873,832	1.54%	-58.44%
2007	1.45%	33,293	36.691806	1,221,580	0.71%	43.43%
NVIT International Equity Fund - Class III (GIG3)
2011	1.45%	86,255	16.570732	1,429,309	1.39%	-11.07%
2010	1.45%	52,907	18.633579	985,847	1.05%	11.63%
2009	1.45%	53,498	16.692442	893,013	1.00%	27.79%
2008	1.45%	117,837	13.062257	1,539,217	1.33%	-46.82%
2007	1.45%	123,125	24.563902	3,024,430	0.11%	25.30%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	1.45%	910	13.218769	12,029	0.57%	-12.90%
2010	1.45%	1,001	15.176199	15,191	0.12%	13.93%
2009	1.45%	2,194	13.320430	29,225	0.15%	33.20%	5/1/2009
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	1.45%	80	14.396233	1,152	0.17%	-4.58%
2010	1.45%	80	15.087366	1,207	0.63%	21.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2011	1.45%	320,015	11.585705	3,707,599	3.30%	5.05%
2010	1.45%	110,873	11.028405	1,222,752	3.70%	5.50%
2009	1.45%	32,112	10.453033	335,668	2.34%	4.53%	5/1/2009
NVIT Fund - Class I (TRF)
2011	1.45%	54,540	16.933430	923,549	1.13%	-0.93%
2010	1.45%	61,532	17.091687	1,051,686	1.03%	11.81%
2009	1.45%	61,926	15.286945	946,660	1.35%	24.27%
2008	1.45%	70,299	12.301572	864,788	1.36%	-42.40%
2007	1.45%	92,540	21.358476	1,976,513	1.05%	6.60%
NVIT Government Bond Fund - Class I (GBF)
2011	1.45%	138,936	19.072638	2,649,876	2.86%	5.70%
2010	1.45%	179,265	18.043409	3,234,570	2.89%	3.26%
2009	1.45%	211,199	17.473327	3,690,349	3.23%	1.20%
2008	1.45%	215,784	17.266214	3,725,773	3.93%	6.16%
2007	1.45%	292,196	16.264677	4,752,474	4.55%	5.60%
American Century NVIT Growth Fund - Class I (CAF)
2011	1.45%	31,340	12.326497	386,312	0.57%	-2.13%
2010	1.45%	36,619	12.594457	461,196	0.64%	17.52%
2009	1.45%	35,903	10.716896	384,758	0.55%	31.54%
2008	1.45%	39,562	8.147464	322,330	0.27%	-39.60%
2007	1.45%	52,667	13.488463	710,397	0.17%	17.80%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	1.45%	12,654	12.813421	162,141	1.86%	-5.32%
2010	1.45%	11,283	13.533627	152,700	1.75%	12.97%
2009	1.45%	13,891	11.980071	166,415	0.98%	25.36%
2008	1.45%	21,706	9.556444	207,432	2.45%	-37.76%
2007	1.45%	10,660	15.354325	163,677	1.99%	4.41%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	1.45%	30,898	12.678390	391,736	2.42%	1.44%
2010	1.45%	26,479	12.498208	330,940	2.21%	4.36%
2009	1.45%	27,735	11.976342	332,163	2.89%	7.50%
2008	1.45%	36,710	11.140488	408,967	3.40%	-7.39%
2007	1.45%	40,024	12.028901	481,445	2.78%	3.85%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.45%	46,626	$13.072309	$609,496	2.18%	-1.49%
2010	1.45%	58,681	13.269596	778,674	2.00%	9.31%
2009	1.45%	71,937	12.139841	873,303	1.86%	17.41%
2008	1.45%	73,692	10.339873	761,966	2.73%	-24.31%
2007	1.45%	102,119	13.660867	1,395,034	2.65%	4.12%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	1.45%	32,528	13.089201	425,779	2.07%	-3.54%
2010	1.45%	25,294	13.569976	343,239	1.99%	11.20%
2009	1.45%	38,936	12.203317	475,148	1.31%	22.59%
2008	1.45%	64,309	9.954672	640,175	2.55%	-32.39%
2007	1.45%	55,166	14.723058	812,212	2.19%	4.60%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	1.45%	39,342	13.136785	516,827	2.31%	0.59%
2010	1.45%	42,830	13.060279	559,372	2.24%	6.94%
2009	1.45%	24,873	12.212310	303,757	2.02%	12.90%
2008	1.45%	41,577	10.816900	449,734	3.17%	-16.28%
2007	1.45%	45,273	12.919773	584,917	3.47%	4.32%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	1.45%	173,022	16.359358	2,830,513	0.79%	-3.95%
2010	1.45%	155,826	17.032953	2,654,177	1.26%	24.37%
2009	1.45%	170,884	13.695024	2,340,247	0.96%	34.77%
2008	1.45%	264,111	10.161581	2,683,785	1.21%	-37.39%
2007	1.45%	367,570	16.228967	5,965,281	1.32%	5.99%
NVIT Money Market Fund - Class I (SAM)
2011	1.45%	343,369	12.479588	4,285,104	0.00%	-1.45%
2010	1.45%	304,018	12.662688	3,849,698	0.00%	-1.45%
2009	1.45%	387,220	12.848981	4,975,383	0.05%	-1.41%
2008	1.45%	532,562	13.032564	6,940,648	2.04%	0.57%
2007	1.45%	940,769	12.958196	12,190,669	4.27%	3.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	1.45%	12,718	13.495266	171,633	3.70%	-10.68%
2010	1.45%	2,233	15.108649	33,738	0.66%	12.38%
2009	1.45%	3,318	13.443747	44,606	0.00%	34.44%	5/1/2009
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	1.45%	14,001	12.944228	181,232	1.67%	-17.33%
2010	1.45%	19,198	15.657454	300,592	2.05%	4.57%
2009	1.45%	24,260	14.972479	363,248	2.03%	27.96%
2008	1.45%	27,450	11.701327	321,201	1.85%	-47.11%
2007	1.45%	57,900	22.125147	1,281,046	2.84%	1.43%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	1.45%	32,386	13.688599	443,319	0.02%	-4.31%
2010	1.45%	17,536	14.305329	250,859	0.07%	13.84%
2009	1.45%	2,065	12.566558	25,950	0.22%	25.67%	5/1/2009
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	1.45%	13,432	9.664277	129,811	1.04%	-7.19%
2010	1.45%	20,420	10.413311	212,640	0.50%	4.13%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.45%	3,719	14.500051	53,926	0.00%	-5.62%
2010	1.45%	10,742	15.362751	165,027	0.00%	24.98%
2009	1.45%	9,102	12.292022	111,882	0.00%	22.92%	4/24/2009
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	1.45%	6,479	14.598954	94,586	0.78%	-3.73%
2010	1.45%	7,332	15.165362	111,192	1.50%	17.90%
2009	1.45%	2,244	12.863027	28,865	0.32%	28.63%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	1.45%	36,821	$6.462969	$237,973	0.00%	-2.09%
2010	1.45%	116,392	6.600666	768,265	0.00%	23.63%
2009	1.45%	110,403	5.339029	589,445	0.00%	25.61%
2008	1.45%	3,775	4.250388	16,045	0.00%	-47.20%
2007	1.45%	9,930	8.049711	79,934	0.00%	8.15%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	1.45%	118,865	19.949586	2,371,308	0.45%	-6.44%
2010	1.45%	107,164	21.323760	2,285,139	0.60%	24.77%
2009	1.45%	113,153	17.090407	1,933,831	0.55%	24.38%
2008	1.45%	74,025	13.739933	1,017,099	1.09%	-33.14%
2007	1.45%	96,828	20.549607	1,989,777	1.03%	-8.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	1.45%	52,530	29.750857	1,562,813	0.51%	-6.93%
2010	1.45%	83,294	31.964655	2,662,432	0.28%	23.50%
2009	1.45%	94,654	25.881482	2,449,786	0.26%	32.75%
2008	1.45%	91,986	19.496584	1,793,413	0.80%	-39.09%
2007	1.45%	115,928	32.007206	3,710,531	0.08%	0.64%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	1.45%	92,347	15.888731	1,467,277	4.25%	4.02%
2010	1.45%	101,187	15.274505	1,545,581	7.10%	8.98%
2009	1.45%	109,002	14.015318	1,527,712	9.44%	22.58%
2008	1.45%	93,687	11.433893	1,071,207	4.94%	-18.49%
2007	1.45%	113,783	14.027738	1,596,118	3.57%	3.10%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.45%	458,774	13.361565	6,129,938	0.65%	-3.65%
2010	1.45%	642,030	13.867515	8,903,346	0.06%	7.22%
2009	1.45%	2,035	12.933335	26,319	0.09%	29.33%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2011	1.45%	31,560	10.782740	340,304	1.10%	-3.96%
2010	1.45%	34,477	11.227301	387,084	1.22%	13.77%
2009	1.45%	42,466	9.868178	419,053	0.92%	26.41%
2008	1.45%	44,903	7.806567	350,538	1.60%	-38.13%
2007	1.45%	70,608	12.617905	890,925	1.57%	-4.03%
NVIT Real Estate Fund - Class I (NVRE1)
2011	1.45%	5,061	19.769126	100,052	0.88%	4.96%
2010	1.45%	5,409	18.834941	101,878	2.41%	28.30%
2009	1.45%	747	14.680810	10,966	0.33%	46.81%	5/1/2009
VP Balanced Fund - Class I (ACVB)
2011	1.45%	52,403	18.741552	982,114	1.90%	3.81%
2010	1.45%	56,577	18.053987	1,021,422	1.89%	10.02%
2009	1.45%	54,977	16.410027	902,174	5.18%	13.81%
2008	1.45%	65,105	14.419046	938,752	2.63%	-21.49%
2007	1.45%	78,435	18.365409	1,440,491	2.23%	3.41%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	1.45%	24,118	17.738371	427,814	0.00%	-7.86%
2010	1.45%	30,079	19.251495	579,066	0.00%	29.39%
2009	1.45%	31,535	14.878655	469,199	0.83%	35.09%
2008	1.45%	35,355	11.014222	389,408	0.00%	-46.97%
2007	1.45%	35,078	20.768284	728,510	0.00%	43.68%
VP Income & Growth Fund - Class I (ACVIG)
2011	1.45%	40,992	11.344166	465,009	1.53%	1.62%
2010	1.45%	46,761	11.163317	522,008	1.47%	12.49%
2009	1.45%	66,819	9.923589	663,085	4.73%	16.38%
2008	1.45%	66,605	8.526574	567,912	1.99%	-35.54%
2007	1.45%	70,296	13.227012	929,806	2.09%	-1.52%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2011	1.45%	59,148	$13.853507	$819,407	3.84%	10.13%
2010	1.45%	73,682	12.579318	926,869	1.75%	3.60%
2009	1.45%	132,396	12.142758	1,607,653	2.45%	8.62%
2008	1.45%	145,929	11.179458	1,631,407	4.90%	-3.02%
2007	1.45%	165,645	11.527071	1,909,402	4.47%	7.90%
VP International Fund - Class I (ACVI)
2011	1.45%	25,910	17.071657	442,327	1.40%	-13.32%
2010	1.45%	31,331	19.694080	617,035	2.41%	11.65%
2009	1.45%	37,251	17.638868	657,066	2.09%	31.83%
2008	1.45%	48,762	13.380486	652,459	0.83%	-45.62%
2007	1.45%	57,669	24.607790	1,419,107	0.76%	16.34%
VP International Fund - Class III (ACVI3)
2011	1.45%	17,522	12.396842	217,217	1.39%	-13.32%
2010	1.45%	21,647	14.301160	309,578	2.60%	11.65%
2009	1.45%	23,795	12.808738	304,784	2.19%	31.83%
2008	1.45%	30,768	9.716436	298,955	0.84%	-45.63%
2007	1.45%	30,099	17.869317	537,849	0.78%	16.34%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.45%	3,304	10.653154	35,199	0.00%	-0.40%
2010	1.45%	20,264	10.695507	216,733	0.28%	14.40%
2009	1.45%	5,763	9.348997	53,878	0.29%	32.53%
2008	1.45%	4,889	7.054250	34,488	0.00%	-42.33%
2007	1.45%	8,347	12.232300	102,103	0.00%	19.25%
VP Value Fund - Class I (ACVV)
2009	1.45%	103,282	19.583856	2,022,660	5.71%	18.13%
2008	1.45%	113,098	16.578863	1,875,036	2.77%	-27.84%
2007	1.45%	182,233	22.975045	4,186,811	2.08%	-6.52%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	1.45%	10,501	14.909191	156,562	0.57%	-0.89%
2010	1.45%	44,704	15.043438	672,487	0.56%	24.00%
2009	1.45%	46,216	12.131407	560,653	3.36%	23.21%
2008	1.45%	97,754	9.845842	962,470	0.63%	-31.92%
2007	1.45%	62,052	14.461573	897,370	0.39%	-2.10%
Appreciation Portfolio - Initial Shares (DCAP)
2011	1.45%	139,939	16.269143	2,276,687	1.83%	7.43%
2010	1.45%	67,291	15.143266	1,019,020	2.18%	13.65%
2009	1.45%	74,180	13.324888	988,427	2.55%	20.78%
2008	1.45%	104,645	11.032185	1,154,463	1.83%	-30.57%
2007	1.45%	62,065	15.890558	986,247	1.61%	5.57%
Growth and Income Portfolio - Initial Shares (DGI)
2011	1.45%	16,803	12.730996	213,906	1.22%	-4.20%
2010	1.45%	24,097	13.289243	320,244	1.13%	16.89%
2009	1.45%	34,268	11.369159	389,609	1.35%	26.92%
2008	1.45%	35,328	8.957828	316,462	0.63%	-41.28%
2007	1.45%	43,397	15.254357	661,993	0.75%	6.86%
Quality Bond Fund II - Primary Shares (FQB)
2011	1.45%	43,519	13.987084	608,704	5.26%	0.79%
2010	1.45%	55,514	13.876976	770,380	4.78%	6.93%
2009	1.45%	53,306	12.977456	691,776	6.08%	18.69%
2008	1.45%	43,724	10.933978	478,077	4.31%	-8.63%
2007	1.45%	51,912	11.967003	621,231	4.52%	3.85%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.45%	281,392	18.675627	5,255,153	2.34%	-0.49%
2010	1.45%	358,202	18.767530	6,722,566	1.79%	13.48%
2009	1.45%	405,082	16.538038	6,699,245	2.24%	28.32%
2008	1.45%	524,592	12.888096	6,760,992	2.18%	-43.49%
2007	1.45%	656,093	22.805849	14,962,758	1.86%	0.05%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2011	1.45%	278,008	$15.905537	$4,421,867	6.35%	2.53%
2010	1.45%	328,000	15.513562	5,088,464	8.43%	12.17%
2009	1.45%	364,592	13.829931	5,042,282	8.92%	41.87%
2008	1.45%	301,750	9.748141	2,941,502	5.92%	-26.07%
2007	1.45%	326,965	13.186247	4,311,441	4.91%	1.29%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	1.45%	125,316	18.893418	2,367,647	1.87%	-3.97%
2010	1.45%	144,318	19.674570	2,839,394	1.71%	12.61%
2009	1.45%	159,653	17.471601	2,789,394	2.54%	27.24%
2008	1.45%	166,204	13.731095	2,282,163	2.52%	-29.75%
2007	1.45%	184,558	19.546942	3,607,545	6.03%	13.82%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.45%	331,029	25.875618	8,565,579	1.35%	33.74%
2008	1.45%	430,557	19.347405	8,330,161	0.88%	-43.35%
2007	1.45%	580,134	34.152109	19,812,800	0.90%	15.88%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.45%	66,345	8.536454	566,351	0.49%	43.74%
2008	1.45%	70,887	5.938967	420,996	0.41%	-55.67%
2007	1.45%	74,433	13.397728	997,233	0.00%	21.39%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	1.45%	137,302	17.908626	2,458,872	0.35%	-1.25%
2010	1.45%	156,626	18.134841	2,840,388	0.28%	22.37%
2009	1.45%	168,796	14.819142	2,501,411	0.43%	26.43%
2008	1.45%	200,221	11.721544	2,346,899	0.77%	-47.94%
2007	1.45%	247,973	22.513491	5,582,738	0.84%	25.11%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	1.45%	269,057	13.449621	3,618,714	3.02%	5.66%
2010	1.45%	429,903	12.729366	5,472,392	3.45%	6.12%
2009	1.45%	451,425	11.995456	5,415,049	8.54%	14.00%
2008	1.45%	476,535	10.522621	5,014,397	2.00%	-4.75%
2007	1.45%	169,459	11.046997	1,872,013	1.57%	2.69%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	1.45%	32,338	14.312736	462,845	1.28%	-18.36%
2010	1.45%	37,043	17.532395	649,453	1.43%	11.48%
2009	1.45%	40,622	15.727499	638,883	2.17%	24.69%
2008	1.45%	45,706	12.612804	576,481	2.39%	-44.62%
2007	1.45%	54,969	22.775633	1,251,954	3.34%	15.60%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	1.45%	34,115	12.128352	413,759	0.89%	-18.35%
2010	1.45%	75,902	14.853254	1,127,392	1.49%	11.44%
2009	1.45%	78,451	13.328919	1,045,667	2.80%	24.77%
2008	1.45%	107,089	10.682967	1,144,028	1.98%	-44.63%
2007	1.45%	140,299	19.294131	2,706,947	3.37%	15.65%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	1.45%	15,906	13.072699	207,947	0.45%	-10.17%
2010	1.45%	99,423	14.552334	1,446,837	0.45%	24.62%
2009	1.45%	105,999	11.677127	1,237,775	0.54%	55.11%
2008	1.45%	18,430	7.528076	138,742	0.32%	-51.89%
2007	1.45%	59,681	15.646148	933,778	0.90%	4.06%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	1.45%	103,907	13.437693	1,396,256	4.05%	-1.16%
2010	1.45%	109,906	13.595598	1,494,237	5.07%	3.76%
2009	1.45%	136,286	13.103121	1,785,759	7.61%	11.68%
2008	1.45%	133,133	11.732329	1,561,960	3.01%	-14.68%
2007	1.45%	339,053	13.751675	4,662,547	2.82%	3.24%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2011	1.45%	18,185	$18.693750	$339,946	0.00%	-1.66%
2010	1.45%	25,553	19.009113	485,739	0.00%	29.43%
2009	1.45%	26,180	14.686541	384,494	0.00%	28.47%
2008	1.45%	40,678	11.432003	465,031	0.00%	-44.50%
2007	1.45%	52,064	20.597538	1,072,390	0.00%	20.91%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.45%	22,480	12.226121	274,843	0.42%	-4.34%
2010	1.45%	31,373	12.781427	401,004	0.36%	17.29%
2009	1.45%	19,328	10.897400	210,625	1.11%	27.81%
2008	1.45%	23,128	8.526399	197,199	0.56%	-38.16%
2007	1.45%	27,207	13.787250	375,110	0.23%	5.82%
Partners Portfolio - I Class Shares (AMTP)
2011	1.45%	57,618	19.023388	1,096,090	0.00%	-12.64%
2010	1.45%	66,744	21.776172	1,453,429	0.68%	13.99%
2009	1.45%	76,213	19.103559	1,455,940	2.69%	53.81%
2008	1.45%	90,280	12.420117	1,121,288	0.47%	-53.09%
2007	1.45%	117,948	26.473952	3,122,550	0.62%	7.74%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	1.45%	5,719	12.611608	72,126	0.26%	-4.48%
2010	1.45%	5,360	13.203521	70,771	0.03%	21.08%
2009	1.45%	5,626	10.905237	61,353	2.25%	29.52%
2008	1.45%	5,626	8.419686	47,369	2.14%	-40.32%
2007	1.45%	7,237	14.108638	102,104	0.09%	6.04%
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	1.45%	52,773	15.737387	830,509	2.33%	-0.74%
2010	1.45%	61,659	15.854277	977,559	1.41%	11.28%
2009	1.45%	59,185	14.247437	843,234	0.00%	20.13%
2008	1.45%	66,159	11.860391	784,672	3.01%	-44.29%
2007	1.45%	89,082	21.290607	1,896,610	2.77%	2.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.45%	41,808	13.991452	584,955	0.33%	42.42%
2008	1.45%	52,021	9.823861	511,047	0.16%	-46.31%
2007	1.45%	69,072	18.297446	1,263,841	0.25%	12.49%
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	1.45%	113,307	12.125469	1,373,900	6.18%	6.70%
2010	1.45%	127,332	11.363928	1,446,992	1.95%	9.80%
2009	1.45%	148,144	10.349653	1,533,249	0.00%	8.02%
2008	1.45%	186,666	9.580908	1,788,430	4.60%	-39.93%
2007	1.45%	208,583	15.950661	3,327,037	5.32%	2.87%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	1.45%	65,302	19.171909	1,251,945	1.28%	-9.60%
2010	1.45%	74,993	21.207036	1,590,379	1.48%	14.29%
2009	1.45%	81,617	18.554780	1,514,385	2.06%	37.67%
2008	1.45%	85,099	13.477578	1,146,928	1.63%	-41.06%
2007	1.45%	105,957	22.867724	2,422,995	1.42%	4.79%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	1.45%	54,810	31.147302	1,707,184	1.28%	-9.62%
2010	1.45%	60,054	34.461734	2,069,600	1.43%	14.28%
2009	1.45%	67,877	30.154257	2,046,780	2.28%	37.75%
2008	1.45%	79,266	21.891341	1,735,239	1.57%	-41.06%
2007	1.45%	103,473	37.140007	3,842,988	1.42%	4.77%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	1.45%	20,600	9.012808	185,664	0.83%	-1.46%
2010	1.45%	22,398	9.146460	204,863	1.03%	14.43%
2009	1.45%	17,532	7.993388	140,140	1.91%	26.43%
2008	1.45%	19,377	6.322607	122,513	1.68%	-39.36%
2007	1.45%	30,870	10.427113	321,885	1.22%	2.90%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	1.45%	37,382	$5.272221	$197,086	0.00%	-0.37%
2010	1.45%	36,791	5.291649	194,685	0.00%	25.62%
2009	1.45%	25,337	4.212478	106,731	0.00%	30.68%
2008	1.45%	28,754	3.223391	92,685	0.00%	-49.81%
2007	1.45%	27,469	6.422032	176,407	0.00%	4.78%
Health Sciences Portfolio - II (TRHS2)
2011	1.45%	3,995	11.459676	45,781	0.00%	8.79%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	1.45%	107,235	14.433281	1,547,738	1.46%	6.58%
2010	1.45%	17,822	13.542677	241,358	3.99%	4.66%
2009	1.45%	20,774	12.939683	268,821	4.27%	4.44%
2008	1.45%	25,747	12.389033	318,980	9.15%	2.20%
2007	1.45%	37,256	12.122663	451,642	6.30%	8.22%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	1.45%	7,411	18.874653	139,880	7.71%	6.58%
2010	1.45%	7,536	17.710000	133,462	3.58%	4.66%
2009	1.45%	8,293	16.922009	140,317	4.13%	4.44%
2008	1.45%	11,064	16.201891	179,258	8.68%	2.11%
2007	1.45%	11,949	15.867794	189,604	6.48%	8.11%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	1.45%	7,496	20.409322	152,988	1.26%	-26.83%
2010	1.45%	11,718	27.893698	326,858	0.55%	25.03%
2009	1.45%	13,264	22.310198	295,900	0.17%	110.30%
2008	1.45%	13,263	10.608521	140,701	0.00%	-65.26%
2007	1.45%	13,822	30.539927	422,123	0.55%	35.56%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	1.45%	5,697	18.198794	103,678	1.03%	-26.81%
2010	1.45%	5,916	24.866397	147,085	0.62%	25.00%
2009	1.45%	7,039	19.892665	140,005	0.16%	110.09%
2008	1.45%	7,186	9.468655	68,042	0.00%	-65.29%
2007	1.45%	25,254	27.281053	688,956	0.46%	35.61%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	1.45%	28,548	28.347697	809,242	1.33%	-17.61%
2010	1.45%	35,875	34.405632	1,234,302	0.36%	27.38%
2009	1.45%	41,969	27.009576	1,133,538	0.20%	55.33%
2008	1.45%	33,880	17.388052	589,107	0.38%	-46.88%
2007	1.45%	44,448	32.733939	1,454,958	0.11%	43.21%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	1.45%	14,220	29.313302	416,835	1.20%	-17.66%
2010	1.45%	15,326	35.600544	545,614	0.35%	27.36%
2009	1.45%	15,973	27.951989	446,449	0.26%	55.25%
2008	1.45%	20,128	18.004453	362,394	0.34%	-46.91%
2007	1.45%	29,090	33.911867	986,496	0.12%	43.24%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	1.45%	19,402	24.856593	482,268	0.00%	-1.03%
2010	1.45%	20,229	25.115414	508,060	0.00%	33.58%
2009	1.45%	19,988	18.801845	375,811	0.00%	38.27%
2008	1.45%	20,628	13.597964	280,499	0.00%	-45.17%
2007	1.45%	20,057	24.798275	497,379	0.00%	20.54%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.45%	66,885	28.400420	1,899,563	0.14%	-6.89%
2010	1.45%	75,723	30.500998	2,309,627	0.77%	21.96%
2009	1.45%	77,817	25.008421	1,946,080	0.00%	45.59%
2008	1.45%	87,313	17.176766	1,499,755	1.88%	-40.97%
2007	1.45%	105,040	29.097410	3,056,392	0.63%	5.08%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)
2010	1.45%	1,420	$12.009252	$17,053	4.96%	6.19%
2009	1.45%	337	11.308893	3,811	3.29%	13.09%	5/1/2009
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	1.45%	43,947	11.172014	490,977	0.10%	10.61%
2009	1.45%	48,993	10.100787	494,868	0.00%	1.01%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class III(obsolete) (GVGU)
2009	1.45%	13,237	16.017049	212,018	3.91%	6.41%
2008	1.45%	15,900	15.051861	239,325	2.98%	-33.87%
2007	1.45%	20,692	22.762571	471,003	2.36%	18.64%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	1.45%	480	14.788340	7,083	1.25%	9.75%
2009	1.45%	239	13.474739	3,220	0.67%	23.19%
2008	1.45%	2,123	10.938534	23,223	0.64%	-45.14%
2007	1.45%	3,742	19.937442	74,606	0.86%	18.19%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	1.45%	44,816	9.351582	419,100	1.71%	-41.89%
2007	1.45%	50,101	16.093212	806,286	1.07%	14.90%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	1.45%	7,071	7.510988	53,110	1.76%	-47.53%
2007	1.45%	7,603	14.313862	108,828	0.00%	-5.36%
NVIT Global Financial Services Fund - Class III(obsolete) (GVGFS)
2009	1.45%	3,300	12.455640	41,104	0.97%	30.02%
2008	1.45%	6,886	9.579923	65,967	2.14%	-47.00%
2007	1.45%	3,078	18.073774	55,631	1.80%	-2.56%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	1.45%	13,075	12.364248	161,663	0.29%	17.39%
2008	1.45%	12,954	10.533037	136,445	0.29%	-26.32%
2007	1.45%	15,036	14.295226	214,943	0.07%	11.58%
NVIT Leaders Fund - Class III(obsolete) (GVUSL)
2009	1.45%	5,366	10.788284	57,901	0.25%	31.95%
2008	1.45%	83,314	8.176016	681,177	1.31%	-50.67%
2007	1.45%	25,240	16.573218	418,308	0.33%	9.93%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.45%	22,032	3.610007	79,536	0.00%	-46.90%
2007	1.45%	40,159	6.797920	272,998	0.00%	7.43%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	1.45%	2,849	10.827895	30,849	0.00%	50.23%
2008	1.45%	789	7.207307	5,687	0.00%	-49.33%
2007	1.45%	1,540	14.225227	21,907	0.00%	18.43%
NVIT U.S. Growth Leaders Fund - Class III(obsolete) (GVUGL)
2009	1.45%	5,972	12.765461	76,235	0.00%	23.97%
2008	1.45%	3,498	10.297530	36,021	0.00%	-42.11%
2007	1.45%	2,472	17.788467	43,973	0.00%	20.65%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.45%	13,467	9.368008	126,159	1.07%	-34.18%
2007	1.45%	14,361	14.232291	204,390	1.59%	0.96%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	1.45%	49,751	$12.323427	$ 613,103	0.15%	12.80%
2009	1.45%	54,383	10.924974	594,133	1.15%	22.86%
2008	1.45%	70,987	8.892371	631,243	0.08%	-35.55%
2007	1.45%	79,114	13.796994	1,091,535	0.00%	-2.28%

2011	Reserves for annuity contracts in payout phase:				9,336
2011	Contract owners equity:				$83,522,344
2010	Reserves for annuity contracts in payout phase:				10,213
2010	Contract owners equity:				$96,029,149
2009	Reserves for annuity contracts in payout phase:				10,086
2009	Contract owners equity:				$94,094,584
2008	Reserves for annuity contracts in payout phase:				9,235
2008	Contract owners equity:				$86,632,484
2007	Reserves for annuity contracts in payout phase:				13,273
2007	Contract owners equity:				$164,671,856

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.